Tax charge - Total tax charge by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of operating segments
Total tax charge note	$ (1,002)	$ (824)	$ (560)
Operating segments
Analysis of operating segments
Total tax charge note	(931)	(784)	(573)
Operating segments | Hong Kong
Analysis of operating segments
Total tax charge note	(148)	(229)	(129)
Operating segments | Indonesia
Analysis of operating segments
Total tax charge note	(45)	(37)	(43)
Operating segments | Malaysia
Analysis of operating segments
Total tax charge note	(123)	(155)	(98)
Operating segments | Singapore
Analysis of operating segments
Total tax charge note	(249)	(176)	(174)
Operating segments | Growth markets and other note
Analysis of operating segments
Total tax charge note	(110)	(158)	(103)
Operating segments | Eastspring
Analysis of operating segments
Total tax charge note	(256)	(29)	(26)
Unallocated to a segment (central operations)
Analysis of operating segments
Total tax charge note	$ (71)	$ (40)	$ 13